LONG-TERM LOANS	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 15 -	LONG-TERM LOANS

		June 30,
		2014	2015
RMB-denominated loan	(i)	17,065	8,996
USD-denominated loan	(ii)	4,663	4,794
MYR-denominated loan	(iii)	1,713	936
SGD denominated loan	(iv)	54	364
Convertible Bond	(v)	$-	$19,572
		23,495	34,662
Less: current portion		(8,517)	(14,111)
		$14,978	$20,551

i.
The RMB denominated loan is repayable in three installments with the last installment due on March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $37,986 and $35,091 as of June 30, 2014 and 2015, respectively.

ii.
The two USD denominated loans are both repayable in one installment by July 31, 2016 and September 29, 2019 respectively. For the fiscal year ended June 30, 2015, the effective interest rates ranged from 2.1% to 3.03%. The borrowings are secured by restricted cash amounting to $5,103 and $5,136 as of June 30, 2014 and 2015, respectively.

iii.
The MYR denominated loans are repayable in two to forty six installments with the last installment due on March 25, 2019. For the year ended June 30, 2015, the effective interest rates ranged from 2.30% to 6.85% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with an aggregate carrying value of $3,465 and $1,258 as of June 30, 2014 and 2015, respectively.

iv.
The SGD denominated loans are repayable in ten to sixty four installments with the last installment due on March 13, 2023. For the year ended June 30, 2015, the effective interest rates ranged from 2.28% to 7.15% per annum. The borrowing is secured by vehicles and restricted cash with a total carrying value of $181 and $840 as of June 30, 2014 and 2015 respectively.

v.	Convertible Bond

On May 30, 2014, the Company entered into a Convertible Bond agreement with International Finance Corporation ("IFC"), under which the Company borrowed $20,000 from IFC (the “Convertible Bond”) with an interest rate of 2.1% per annum and commitment fee of 0.5% per annum paid in arrears semi-annually. The Convertible Bond has a five year term and was drawn down on August 30, 2014 and is repayable in full on August 29, 2019. The loan may not be prepaid before it is due.

Conversion rate
The initial conversion rate at the time of the agreement is 38 ordinary shares per $1, and the initial conversion price is $26.35 per share. The initial conversion rate and conversion price are subject to subsequent adjustments with events that may dilute the unit price per share. Since the Company paid out a cash dividend for $0.4 per share in March 2015, the conversion rate has been adjusted to 38.84 ordinary shares per $1 with the conversion price of $25.75 per share.

Conversion
The Convertible Bond has both voluntary and mandatory conversion terms. IFC may at its option convert, in $1,000 increments, the Convertible Bond in whole or in part, into the Company’s ordinary shares at any time on or prior to the maturity date at a conversion rate and a conversion price in effect at such time. The conversion rate is subject to anti-dilution. According to the convertible bond agreement, 50% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares of the Company at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 150% of the conversion price in effect at such time. In addition, 100% of the principal amount of the Convertible Bond then outstanding will be mandatorily converted into ordinary shares at the conversion rate and conversion price then in effect if at any time, with respect to the period of 30 consecutive trading days ending at such time, the volume weighted average prices for 20 trading days or more in such 30 consecutive trading day period is equal to or more than 200% of the conversion price in effect at such time.

Default Rate Interest
In the event that payments for interest or principal are late, the default interest is payable at 2% from the date on which the payment of the relevant overdue amount became due until the date of actual payment.

Non-conversion compensation feature
In the event that there remains any outstanding principal of the Convertible Bond not converted by IFC into ordinary shares at the maturity date, the Company shall pay to IFC an additional amount equal to 4% of such outstanding principle (“non-conversion compensation feature”).

Registration rights agreement
The Company is required to file a shelf-registration statement with the United States Securities and Exchange Commission coving the resale of any ordinary shares issued or issuable upon conversion of the Convertible Loan. The Company shall maintain the effectiveness of the registration statement for so long as any registrable securities remain issued and outstanding. In the event that the registration statement is not declared effective or ceases to remain continuously effective such that IFC is not able to utilize the prospectus to resell its ordinary shares, the Company shall pay a penalty equal to 0.5% of the aggregate principal amount of the Convertible Bond that was converted into unregistered ordinary shares then held by IFC. The maximum aggregate penalty payable to IFC shall be 5% of the aggregate principal amount of the Convertible Bond that was converted.

In accounting for the issuance of the Convertible Bond, the Company bifurcated the non-conversion compensation feature from the Convertible Bond in accordance with ASC 815-15-30-2. The bifurcated feature is accounted for as a liability at its fair value in each reporting period. The Company did not bifurcate the conversion option, as it is considered indexed to the entity’s own stock and meets the equity classification guidance in ASC 815-40-25, it is eligible for a scope exception from ASC 815 and does not need to be bifurcated from the underlying debt host instrument. At the commitment date, there was no beneficial conversion as the conversion price was higher than the stock price. The fees and expenses associated with the issuance of the Convertible Bond are recorded as a discount to the debt liability in accordance with ASU 2015-03, which the Company has early adopted in fiscal year ended June 30, 2015. The Convertible Bond, which is the proceeds net of fees and expenses payable to the creditor and the fair value of the bifurcated derivative, will be accreted to the redemption value on the maturity date using the effective interest method over the estimated life of the debt instrument. The registration right liability is accounted for in accordance with ASC 450-20 which defines that a liability should be recorded in connection with the registration rights agreement when it becomes probable that a payment under the registration rights agreement would be required and the amount of payment can be reasonably estimated. As of June 30, 2015, the Company did not recognize any liability related to the registration right.

The Company paid up-front fees related to the issuance of the Convertible Bond amounting to $349.

For fiscal year 2015, the accretion of the Convertible Bond discount was $192.

Scheduled principal payments for all outstanding long-term loans as of June 30, 2015 are as follows:

Year ending June 30,
2016	$14,111
2017	446
2018	376
2019	19,670
2020 and onwards	59
$34,662

For the years ended June 30, 2013, 2014, and 2015, interest expenses incurred amounted to $2,197, $2,792 and $1,536, of which $1,778, $1,998 and $1,536 was recorded as interest expenses, and $419, $793 and nil was capitalized as construction in progress, respectively.